Shareholders' Equity (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 22, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 24, 2013
Stockholders Equity Disclosure [Line Items]
Common Stock, Shares Authorized		500,000,000		500,000,000		500,000,000			200,000,000
Common Stock, Par value (in dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001
Directors Compensation In Cash				$ 30,000
Directors Compensation In Common Stock Shares				20,000
Director Fees Charged To Operations		$ 124,250	$ 124,250	$ 248,500	$ 248,500
Cash Dividend Description				The Board of Directors has authorized a regular cash dividend each year after the release of the Companys financial results for the six months ending June 30 (the Six Month Dividend), an amount per outstanding ordinary share to: (i) 15% of the Companys non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed six months ended June 30, divided by (ii) the number of Ordinary Shares outstanding on the record date for such dividend; and, an annual dividend each year after the release of the Companys annual financial results (the Annual Dividend), equates to an amount per outstanding ordinary share equal to (i) 15% of the Companys non-GAAP net income for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of Ordinary Shares outstanding on the record date for such dividend. For the Six Month Dividend payable for 2014, this is equal to a dividend of approximately $0.026 per share, which was paid on October 14, 2014
Dividend Record Date Description				The record date for each periods dividend will be set by the Companys management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each periods dividend will be set by the Companys management to be as close as practicable to, but no less than, 10 days after the record date.
Preferred Stock, Shares Authorized		1,150,000		1,150,000		1,150,000
Common Stock, Capital Shares Reserved for Future Issuance		3,846,950		3,846,950		5,403,200
Additional Dividend Paid	$ 1,038,967
Selling, General and Administrative Expense		$ 4,644,627	7,321,562	$ 10,036,683	13,860,663
HONG KONG
Stockholders Equity Disclosure [Line Items]
Selling, General and Administrative Expense		$ 0	$ 1,604,000	$ 159,000	$ 1,742,000
Oriental VIP Room [Member]
Stockholders Equity Disclosure [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		1,968,750		1,968,750		2,500,000
Oriental VIP Room [Member] | Subsequent Event [Member]
Stockholders Equity Disclosure [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance								718,750
2013 Repurchase Plan [Member]
Stockholders Equity Disclosure [Line Items]
Repurchase Of Common Stock Shares							732,900
Payments for Repurchase of Common Stock							$ 2,295,849
Stock Repurchase Program, Number of Shares Authorized to be Repurchased							4,000,000
2014 Repurchase Plan [Member]
Stockholders Equity Disclosure [Line Items]
Repurchase Of Common Stock Shares						1,415,300
Payments for Repurchase of Common Stock						$ 4,193,554
Audit Committee Chairman [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation				$ 10,000
Audit Committee Other [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation				5,000
Compensation and Nominating Committee Chairman [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation				5,000
Compensation and Nominating Committee [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation				3,000
Director [Member]
Stockholders Equity Disclosure [Line Items]
Directors Compensation In Cash For Atleast Hour				1,000
Directors Compensation In Cash For Less Than Hour				$ 500